Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] SGD ($) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Additional Paid-in Capital [Member] USD ($)	Retained Earnings [Member] SGD ($)	Retained Earnings [Member] USD ($)	SGD ($)	USD ($)
Balance at Feb. 28, 2022		$ 23,550		$ 76,450		$ (1,916,326)		$ (1,816,326)
Net income (loss)						29,910		29,910
Balance at Feb. 28, 2023		$ 23,550		76,450		(1,886,416)		(1,786,416)
Balance, shares at Feb. 28, 2023 | shares		17,500,000	17,500,000
Net income (loss)						33,348		33,348
Capital contribution	[1]			1,000,000				1,000,000
Balance at Feb. 29, 2024		$ 23,550		1,076,450		(1,853,068)		(753,068)
Balance, shares at Feb. 29, 2024 | shares		17,500,000	17,500,000
Net income (loss)						(452,450)		(452,450)	$ (335,310)
Balance at Feb. 28, 2025		$ 23,550	$ 17,500	$ 1,076,450	$ 797,710	$ (2,305,518)	$ (1,708,619)	$ (1,205,518)	$ (893,409)
Balance, shares at Feb. 28, 2025 | shares		17,500,000	17,500,000

[1]	Capital contribution pertains to partial waiver of amount due to Director.